Income Tax Reconciliation (unaudited)	12 Months Ended
Dec. 31, 2014
Income Tax Reconciliation (unaudited)
15. Income Tax Reconciliation (unaudited)

As of December 31, 2014 and 2013, total Partners’ Equity attributable to the Partnership included in the consolidated financial statements was $20,059,857 and $5,090,194, respectively. As of December 31, 2014 and 2013, total Partners’ equity for federal income tax purposes was $19,170,521 and $5,067,949, respectively. The primary difference was organizational and offering expenses and distribution expenses which is a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization for financial reporting purposes and federal income tax purposes.

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income purposes for the years ended December 31, 2014 and 2013:

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Net loss per consolidated financial statements	$(175,218)	$(868,157)
Net income from non-includable U.S. entities	—	(28,478)
Income attributable to non-controlling interest	135,636	5,696
Organizational costs	51,155	14,500
SQN Echo LLC	998,317	(32,603)
Unearned interest income	—	82,024
Net income (loss) for federal income tax purposes	$1,009,890	(827,018)

SQN AIF IV, GP LLC [Member]
Income Tax Reconciliation (unaudited)

15. Income Tax Reconciliation (unaudited)

As of December 31, 2014 and 2013, total Partners’ Equity attributable to the Fund included in the consolidated financial statements was $20,142,059 and $5,090,194, respectively. As of December 31, 2014 and 2013, total Partners’ equity for federal income tax purposes was $19,170,521 and $5,067,949, respectively. The primary difference was organizational and offering expenses and distribution expenses which is a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization for financial reporting purposes and federal income tax purposes.

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income purposes for the years ended December 31, 2014 and 2013:

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Net loss per consolidated financial statements	$(175,218)	$(868,157)
Net income from non-includable U.S. entities	—	(28,478)
Income attributable to non-controlling interest	135,636	5,696
Organizational costs	51,155	14,500
SQN Echo LLC	998,317	(32,603)
Unearned interest income	—	82,024

Net income (loss) for federal income tax purposes	$1,009,890	(827,018)